Restructuring and Employee Severance	12 Months Ended
Jun. 30, 2011
Restructuring and Employee Severance
Restructuring and Employee Severance

3. RESTRUCTURING AND EMPLOYEE SEVERANCE

We consider restructuring activities as programs whereby we fundamentally change our operations such as closing facilities, moving manufacturing of a product to another location or outsourcing the production of a product. Restructuring activities may also involve substantial realignment of the management structure of a business unit in response to changing market conditions. A liability for a cost associated with an exit or disposal activity is recognized and measured initially at its fair value in the period in which it is incurred except for a liability for a one-time termination benefit, which is recognized over its future service period.

The following table summarizes activity related to our restructuring and employee severance costs during fiscal 2011, 2010 and 2009:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee-related costs (1)	$6.9	$32.9	$33.8
Facility exit and other costs (2)	8.6	57.8	70.9

Total restructuring and employee severance	$15.5	$90.7	$104.7

(1)	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Restructuring and employee severance for fiscal 2011, 2010 and 2009 included costs related to the following significant projects:

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Spin-Off (1)	$6.7	$64.5	$73.8
Segment Realignment (2)	0.0	2.0	15.7

(1)

We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.

(2)	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.

In addition to the significant restructuring programs discussed above, from time to time, we incur costs to implement smaller restructuring efforts for specific operations within our segments. These restructuring plans focus on various aspects of operations, including closing and consolidating certain manufacturing and distribution operations, rationalizing headcount and aligning operations in the most strategic and cost-efficient structure.

Restructuring and Employee Severance Accrual Rollforward

The following table summarizes activity related to liabilities associated with our restructuring and employee severance projects during fiscal 2011, 2010 and 2009:

(in millions)	Employee Related Costs	Facility Exit and Other Costs	Total
Balance at June 30, 2008	$22.5	$0.4	$22.9
Additions	33.8	70.9	104.7
Payments and other adjustments	(43.1)	(59.0)	(102.1)

Balance at June 30, 2009	13.2	12.3	25.5
Additions	32.9	57.8	90.7
Payments and other adjustments	(36.9)	(62.7)	(99.6)

Balance at June 30, 2010	9.2	7.4	16.6
Additions	6.9	8.6	15.5
Payments and other adjustments	(10.1)	(11.4)	(21.5)

Balance at June 30, 2011	$6.0	$4.6	$10.6